STATEMENTS OF CASH FLOWS	11 Months Ended
Dec. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 8,628,758
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from Trust Account	(6,302)
Transaction costs allocated to warrant issuance	757,003
Fair value in excess of sale of private warrants	1,000,000
Change in fair value of derivative liability	(190,208)
Change in fair value of warrant liability	(10,808,000)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(499,305)
Due to affiliates	227,693
Accounts payable	113,695
Net cash provided by (used in) operating activities	(776,666)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account	(202,000,000)
Net cash flows provided by investing activities	(202,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of private units	8,000,000
Sale of Units, net of underwriting discounts paid of $4,000,000	196,000,000
Proceeds from Sponsor loan	0
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Payment of offering costs	(577,812)
Net cash flows used in financing activities	203,447,188
NET CHANGE IN CASH	670,522
CASH, BEGINNING OF PERIOD	0
CASH, END OF PERIOD	670,522
Supplemental disclosure of noncash activities:
Initial classification of warrant liability	19,800,000
Remeasurement of Class A ordinary shares subject to redemption	25,817,320
Deferred underwriting fee payable	9,000,000
Initial value of over-allotment liability	$ 190,208